BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 $ / shares shares
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001
Temporary equity, shares authorized (in shares)	53,761,506
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001
Common stock, authorized (in shares)	16,017,929
Common stock, issued (in shares)	2,004,783
Common stock, outstanding (in shares)	1,969,360
Previously Reported
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001
Common stock, authorized (in shares)	16,017,929
Common stock, issued (in shares)	2,004,783
Common stock, outstanding (in shares)	1,969,360
Series A Convertible Preferred Stock
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001
Temporary equity, shares authorized (in shares)	22,791,777
Temporary equity, shares outstanding (in shares)	21,977,282	[1],[2]
Temporary equity, shares issued (in shares)	21,977,282
Series A-1 Convertible Preferred Stock
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001
Temporary equity, shares authorized (in shares)	2,950,548
Temporary equity, shares outstanding (in shares)	2,950,548	[1],[2]
Temporary equity, shares issued (in shares)	2,950,548
Series B Convertible Preferred Stock
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001
Temporary equity, shares authorized (in shares)	28,019,181
Temporary equity, shares outstanding (in shares)	28,019,181
Temporary equity, shares issued (in shares)	28,019,181
Class B convertible common stock
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.001
Temporary equity, shares authorized (in shares)	2,744,184
Temporary equity, shares outstanding (in shares)	2,744,184	[1],[2]
Temporary equity, shares issued (in shares)	2,744,184
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, authorized (in shares)	2,744,184
Common stock, issued (in shares)	2,744,184
Common stock, outstanding (in shares)	2,744,184

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3.